Notes Payable and Accrued Interest - Ya Global Master Spv Ltd	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
NOTES PAYABLE AND ACCRUED INTEREST - YA GLOBAL MASTER SPV LTD.
NOTE 5 –NOTES PAYABLE AND ACCRUED INTEREST – YA GLOBAL MASTER SPV, LTD.

In July 2013 Omagine borrowed $200,000 from YA Global Master SPV, Ltd. (“YA”) via an unsecured loan (the “2013 YA Loan”) and on April 23, 2014 Omagine paid off the 2013 YA Loan balance and accrued interest thereon due at April 23, 2014 and borrowed an additional $500,000 from YA via a second unsecured loan (the “2014 YA Loan”).

Notes payable and accrued interest thereon due to YA consist of:

	June 30,	December 31,
	2014	2013
	(Unaudited)
Due to YA in the original principal amount of $200,000 (which included a $20,000 monitoring and management fee), interest at 10% per annum.	$-	175,000

Less: Unamortized debt discount at June 30, 2014 and December 31, 2013	-	(13,332)
Principal, net	-	161,668
Accrued interest	-	1,458

Due to YA in the original principal amount of $500,000 (which includes: (i) a $39,000 commitment fee, (ii) the 2013 YA Loan balance of $110,680, and (iii) $1,096 of pre-paid interest), interest at 10% per annum. The 2014 YA Loan is due in 12 monthly installments of principal ($50,000 in June 2014; $40,000 monthly July 2014 to September 2014; $35,000 monthly October 2014 to January 2015; $40,000 monthly February 2015 to April 2015; and $70,000 on April 22, 2015), plus interest.	$450,000	$-

Less: Unamortized debt discount at June 30, 2014 and December 31, 2013	(31,633)	-
Principal, net	418,367	-
Accrued interest	3,699	-
Total	$422,066	163,126

NOTE 5 – NOTES PAYABLE AND ACCRUED INTEREST – YA GLOBAL MASTER SPV LTD.

Notes payable and accrued interest – YA Global Master SPV Ltd. at December 31, 2013 consists of:

	December 31,
	2013	2012
Due to YA Global Master SPV Ltd., interest at 10% per annum, payable in monthly installments of principal plus interest, due in September 2014.	$175,000	-
Less: Unamortized debt discount	(13,332)	-
Principal, net	161,668	-
Accrued interest	1,458	-
Total	$163,126	-

On July 26, 2013, the Company and YA Global Master SPV Ltd. (“YA”), the investment fund which is a party to the SEDA with the Company, entered into a loan agreement (the “YA Loan Agreement“) whereby the Company borrowed $200,000 from YA for 12 months at an annual interest rate of 10% (the “YA Loan”). The YA Loan Agreement calls for a 10% monitoring and management fee equal to $20,000 to be escrowed and paid to Yorkville Advisors LLC thereby making the net YA Loan proceeds to the Company equal to $180,000. A post-effective amendment updating the SEDA registration statement was declared effective by the SEC on August 15, 2013. The Company received such $180,000 net proceeds on September 3, 2013 and the YA Loan Agreement was amended to establish November 3, 2013 as the first of eleven installment dates for the YA Loan. Below is a summary of the remaining payments of principal due under the YA Loan Agreement:

1 monthly installment of $12,500	$12,500
3 monthly installments of $17,500	52,500
4 monthly installments of $20,000	80,000
Final Installment	30,000
Total	$175,000